Bank and Other Borrowings (Details Narrative)	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2026 HKD ($)
Debt Disclosure [Abstract]
Unutilised banking facilities	$ 263,000			$ 2,051,400
Interest expense	$ 343,163	$ 502,425	$ 275,796